Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	13. Cash and cash equivalents
	December 31,	December 31,
	2024	2023
Cash in bank accounts	998,624	733,701
Total cash and cash equivalents	998,624	733,701